SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2022 HKD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2022 HKD ($) shares	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 HKD ($)
Product Information [Line Items]
Convenience translation rate per share | (per share)	$ 1	$ 7.8
Government grant			$ 336,200	$ 47,564	$ 371,000	$ 750,000
Income tax examination, likelihood of settlement	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts		the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts
Income tax, interest and penalties | $		$ 0	$ 0		$ 0	0
Unrecognized tax benefits | $						$ 0	$ 0	$ 0
Dilutive shares | shares	0	0	0	0	0	0
Defined contribution plans	$ 17,388	$ 135,626	$ 142,819	$ 36,523	$ 284,883	$ 170,692
Segment reporting description	one reporting business segment in two (2) geographical locations, being Hong Kong and Singapore	one reporting business segment in two (2) geographical locations, being Hong Kong and Singapore	one reporting business segment in two (2) geographical locations, being Hong Kong and Singapore	one reporting business segment in Hong Kong and Singapore	one reporting business segment in Hong Kong and Singapore	one reporting business segment in Hong Kong and Singapore
Cash	$ 18,434			$ 67,975		$ 420,582	$ 143,788	$ 530,206
Minimum [Member]
Product Information [Line Items]
Convenience translation rate per share | $ / shares					$ 1.00
Maximum [Member]
Product Information [Line Items]
Convenience translation rate per share | $ / shares				$ 0.1282
Credit Concentration Risk [Member]
Product Information [Line Items]
Credit compensation	$ 64,102	$ 500,000		$ 64,126	$ 500,000